Acquisition (Details Narrative) - $ / shares		3 Months Ended
	Feb. 04, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Dec. 31, 2019
Percentage of issued and outstanding stock				90.00%
Common stock, shares authorized		1,000,000,000,000	1,000,000,000,000		1,000,000,000,000
Common stock, par value		$ 0.00000001	$ 0.00000001		$ 0.00000001
Common stock, shares issued		158,244,931,162	149,562,566,584		149,562,566,584
Common stock, shares outstanding		158,244,931,162	149,562,566,584		149,562,566,584
Series A Preferred Stock [Member]
Preferred stock, shares issued	5,000,000
Preferred stock, shares outstanding	5,000,000
Series A Preferred Stock [Member] | Holder [Member]
Preferred stock, shares authorized		20,000,000
Preferred stock, par value		$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized		8,318
Preferred stock, par value		$ 100
Preferred stock, shares issued	8,318	8,318
Preferred stock, shares outstanding	8,318	8,318
Stock issued during the period convertible, shares		1,546,576
Share Exchange Agreement [Member]
Percentage of issued and outstanding stock	100.00%
Share Exchange Agreement [Member] | Series A Preferred Stock [Member]
Number of common stock received	5,000,000
Share Exchange Agreement [Member] | Series A Preferred Stock [Member] | Restated [Member]
Number of common stock received	5,000,000
Common Stock [Member] | Series C Preferred Stock [Member]
Stock issued during the period convertible, shares		12,864,419,313
Common Stock [Member] | Share Exchange Agreement [Member]
Number of common stock received	149,562,566,584
Common Stock [Member] | Share Exchange Agreement [Member] | Restated [Member]
Number of common stock received	149,562,566,584